OTHER ASSETS:	12 Months Ended
Dec. 31, 2010
OTHER ASSETS:
4.      OTHER ASSETS:

Other assets consist of the following:

December 31,	2010	2009

Intangible assets, net	$211,181	$198,514
Security deposits	56,394	56,394
Total	$267,575	$254,908

Intangible assets consist of the following:

December 31,	2010		2009
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$278,183	$67,002	$252,090	$53,576

Amortization expense amounted to $13,426 and $12,080 for the years ended December 31, 2010 and 2009, respectively. Amortization expense from inception to December 31, 2010 amounted to $67,003.

Amortization expense is anticipated to be approximately $13,000 for the next five years ended December 31, 2015.